CONSOLIDATED BALANCE SHEETS (Parenthetical)(CNY) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED BALANCE SHEETS
Accounts receivable, allowance (in CNY)	7,256	2,683
Ordinary shares, shares authorized	8,000,000,000	8,000,000,000
Ordinary shares, shares issued	247,551,999	244,494,095
Ordinary shares, shares outstanding	247,551,999	244,494,095